SEC Registration Nos.
811-6525 and 33-44968

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 23

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 23

Calvert Municipal Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number:
(301) 951-4881

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become	effective

__ Immediately upon filing	XX on December 18, 2003
pursuant to paragraph (b)	pursuant to paragraph (b)

__ 60 days after filing	__ on December 31, 2003
pursuant to paragraph (a) of Rule 485.	pursuant to paragraph (a) of Rule 485.

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                                                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 5th day of December, 2003.

CALVERT MUNICIPAL FUND, INC.

By:

_______________**__________________

Barbara J. Krumsiek

President and Director

                                                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature                                Title                              Date

__________**____________    President and                 12/5/03

Barbara J. Krumsiek                 Trustee

__________**____________    Treasurer                       12/5/03

Ronald M. Wolfsheimer

__________**____________    Trustee                          12/5/03

Richard L. Baird, Jr.

__________**____________    Trustee                          12/5/03

Frank H. Blatz, Jr., Esq.

__________**___________      Trustee                          12/5/03

Douglas E. Feldman

__________**____________    Trustee                          12/5/03

Peter W. Gavian

__________**____________    Trustee                          12/5/03

John G. Guffey, Jr.

__________**____________    Trustee                         12/5/03

M. Charito Kruvant

__________**____________    Trustee                          12/5/03

Arthur J. Pugh

__________**____________    Trustee                          12/5/03

David R. Rochat

__________**____________    Trustee                          12/5/03

D. Wayne Silby

**By Lancelot A. King as Attorney-in-fact, pursuant to Power of Attorney.

/s/ Lancelot A. King